SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20548


              RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

                                       of

                BlackRock Insured Municipal 2008 Term Trust Inc.
                              100 Bellevue Parkway
                              Wilmington, DE 19809
                                 (888) 825-2257

                                   under the

                         Investment Company Act of 1940

                   Investment Company Act File No. 811-06721

                                ________________

1. Title of the class of securities of BlackRock Insured Municipal 2008 Term Trust Inc. (the "Company") to be redeemed:

                  Auction Rate Municipal Preferred Stock, Series R28, par value $.01 per share (CUSIP 09247K505) (the "Shares")

2.   The date on which the securities are to be called or redeemed:

                  July 14, 2006

3. The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

                  The Shares are to be redeemed pursuant to Section 4 of the Company's Articles of Amendment.

4. The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

                  The Trust intends to redeem all of the outstanding (2,060) Shares, representing an aggregate principal amount of $51,500,000.


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                                   SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, on this 6th day of June, 2006.


                                THE BLACKROCK INSURED MUNICIPAL 2008
                                TERM TRUST INC.

                                By: /s/ Robert S. Kapito
                                    -------------------------------
                                    Name:   Robert S. Kapito
                                    Title:  President